Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Other Assets [Abstract]
Accounts receivable and other items	$ 12,361	$ 13,893
Accrued interest	5,487	5,504
Current income tax receivable	3,204	4,814
Defined benefit asset (Note 23)	1,067	1,254
Reinsurance contract assets	708	702
Prepaid expenses	1,686	1,462
Other assets, total	$ 24,513	$ 27,629